Post- Employment Benefits - Schedule of Defined Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in defined benefit obligation
Defined benefit obligation beginning balance	$ 3,099	$ 2,832
Current service cost	1,046	795
Interest cost	101	72
Currency translation effects	(33)	119
Remeasurements:
Impact of plan amendment	(172)	0
Effect of changes in demographic assumptions	0	0
Effect of changes in financial assumptions	(96)	(155)
Effect in experience assumptions	642	310
Defined benefit obligation ending balance	3,547	3,099
Present value of defined benefit obligation [Member]
Change in defined benefit obligation
Defined benefit obligation beginning balance	(12,230)	(9,201)
Current service cost	(1,046)	(795)
Interest cost	(101)	(72)
Net benefits paid	(888)	(1,604)
Currency translation effects	137	(403)
Remeasurements:
Impact of plan amendment	172	0
Effect of changes in demographic assumptions	0	0
Effect of changes in financial assumptions	96	155
Effect in experience assumptions	(642)	(310)
Defined benefit obligation ending balance	$ (14,502)	$ (12,230)